UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
 (Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
 (Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
September 30, 2016
(Unaudited)

		Shares	Value
Common Stocks - 94.0%
Consumer Discretionary - 8.5%
Auto Components - 0.8%
Sypris Solutions, Inc. (1)		1,035,491	$1,066,556
Hotels, Restaurants & Leisure - 1.9%
Bowl America, Inc. - Class A (5)		9,481	137,000
Luby's, Inc. (1)		230,603	989,287
Ruby Tuesday, Inc. (1)		603,626	1,509,065
			2,635,352
Household Durables - 1.1%
Natuzzi S.p.A. - ADR (1)(2)		373,265	653,213
Retail Holdings N.V. (2)(5)		57,305	845,249
			1,498,462
Specialty Retail - 1.0%
Citi Trends Inc.		51,521	1,026,814
Reitmans Canada Ltd - Class A (2)(5)		73,934	370,779
			1,397,593
Textiles, Apparel & Luxury Goods - 3.7%
Delta Apparel, Inc. (1)		307,799	5,066,372
Total Consumer Discretionary			11,664,335

Consumer Staples - 11.0%
Tobacco - 11.0%
Alliance One International, Inc. (1)(3)		791,950	15,142,103

Energy - 17.0%
Energy Equipment & Services - 8.5%
Deep Down, Inc. (1)		561,348	538,894
Gulfmark Offshore, Inc. Class A (1)		120,109	201,783
McDermott International, Inc. (1)(2)		1,053,204	5,276,552
Mitcham Industries, Inc. (1)(3)		846,879	2,794,701
Paragon Offshore PLC (1)(2)		608,995	377,577
Parker Drilling Co. (1)		1,122,213	2,435,202
			11,624,709
Oil, Gas & Consumable Fuels - 8.5%
Ardmore Shipping Corp (2)		141,419	995,590
Cloud Peak Energy, Inc. (1)		315,234	1,714,873
Questerre Energy Corp. - Class A (1)	CAD	1,593,800	315,856
WPX Energy, Inc. (1)		650,745	8,583,327
			11,609,646
Total Energy			23,234,355

Financials - 5.3%
Banks - 0.0%
Citizens Bancshares Corp. (5)		3,024	21,425

Capital Markets - 0.3%
US Global Investors, Inc. - Class A		233,999	430,558
Insurance - 4.8%
Conifer Holdings, Inc. (1)(3)		420,988	3,506,830
Echelon Financial Holdings, Inc. (1)	CAD	301,212	2,973,204
			6,480,034
Real Estate Management & Development - 0.0%
Public Service Properties Investments Ltd. (1)(2)(5)	GBP	5,582	35,090
Thrifts & Mortgage Finance - 0.2%
First Federal of Northern Michigan Bancorp, Inc.		35,640	243,065
Total Financials			7,210,172

Industrials - 6.1%
Machinery - 3.1%
Hardinge, Inc.		232,383	2,586,423
The Greenbrier Companies, Inc.		46,538	1,642,791
			4,229,214
Trading Companies & Distributors - 3.0%
Fly Leasing Ltd. - ADR (2)		351,715	4,076,377
Total Industrials			8,305,591

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 1.1%
Vishay Intertechnology, Inc.		105,989	1,493,385
Semiconductors & Semiconductor Equipment - 2.0%
Photronics, Inc. (1)		235,234	2,425,263
Rubicon Technology, Inc. (1)		611,200	385,117
			2,810,380
Total Information Technology			4,303,765

Materials - 38.3%
Chemicals - 0.1%
Bracell Limited (2)	HKD	704,668	203,504
Copper - 2.5%
Nevsun Resources Ltd. (2)		1,124,962	3,408,635
Diversified Metals & Mining - 0.7%
Amerigo Resources Ltd. (1)(2)(3)		8,906,800	1,001,124
Gold, Silver & Precious Metals & Minerals - 17.5%
AuRico Metals, Inc. (1)(2)		703,971	586,549
Avino Silver & Gold Mines Ltd. (1)(2)	CAD	12,760	26,286
Continental Gold, Inc. (1)(2)	CAD	1,130,455	3,446,640
Dalradian Resources, Inc. (1)(2)	CAD	4,539,122	4,843,761
Dundee Precious Metals Inc. (1)(2)	CAD	1,298,490	3,233,240
Endeavour Mining Corporation (1)(2)	CAD	241,757	4,695,277
GoldQuest Mining Corp. (1)	CAD	2,849,300	923,017
IAMGOLD Corp. (1)		252,328	1,021,928
Lion One Metals Ltd. (1)(2)	CAD	2,200,000	1,660,124
Lydian International, Ltd. (1)(2)	CAD	3,281,282	1,100,472
Perseus Mining Limited (1)(2)	CAD	1,174,077	474,302
Sulliden Mining Capital, Inc. (1)	CAD	407,693	124,301
Timmins Gold Corp. (1)(2)	CAD	440,722	204,936
TMAC Resources Inc. (1)(2)	CAD	116,906	1,653,855
			23,994,688

Mining Services - 4.0%
Geodrill Ltd. (1)(2)(3)	CAD	2,898,257	5,390,256
Steel - 2.4%
Universal Stainless & Alloy Products, Inc. (1)		311,987	3,272,744
Paper & Forest Products - 11.1%
Interfor Corp. (1)(2)		141,960	1,610,096
Mercer International, Inc.		378,237	3,203,667
Resolute Forest Products, Inc. (1)		1,356,783	6,417,584
Verso Corp. (1)		620,843	4,004,437
			15,235,784
Total Materials			52,506,735

Telecommunication Services - 4.7%
Diversified Telecommunication Services - 4.7%
Alaska Communications Systems Group, Inc. (1)(3)		3,527,949	6,068,072
Hawaiian Telcom Holdco Inc (1)		17,174	384,526
			6,452,598
Total Telecommunication Services			6,452,598

Total Common Stocks (Cost $144,914,738)			128,819,654

Warrants - 0.3%
Materials - 0.3%
Gold, Silver & Precious Metals & Minerals - 0.3%
Avino Silver & Gold Mines Ltd., Exercise Price: $2.87, 02/25/2017 (1)(4)(6)		311,922	53,027
Lion One Metals Ltd., Exercise Price: $1.35, 03/12/2018 (2)(4)(6)		2,200,000	301,841
			354,868
Total Warrants (Cost $464,020)			354,868

Total Investments - 94.3% (Cost $145,378,758)			129,174,522
Other Assets in Excess of Liabilities - 5.7%			7,805,606
Net Assets - 100.0%			$136,980,128
Percentages are stated as a percent of net assets.

(1) Non-income producing securities.
(2) Foreign security denominated in U.S. Dollars.
(3) Affiliated Company − The fund is owner of more than 5% of the outstanding voting securities.
See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.
(4) Security was fair valued in accordance with the policies and procedures approved by the Board of Trustees.
(5) Level 2 securities.
(6) Level 3 securities.

ADR — American Depositary Receipt
CAD — Canadian Dollar
GBP — British Pound
HKD — Hong Kong Dollar

At September 30, 2016, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows*:

Cost of investments	$145,378,758
Gross unrealized appreciation	25,939,173
Gross unrealized depreciation	(42,143,409)
Net unrealized depreciation on investments	(16,204,236)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The securities in the portfolio have been organized by their respective GICS code.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Portfolio Characteristics
9/30/2016 (Unaudited)

Portfolio Characteristics
Industry Breakdown
	% of the Fund’s Net Assets
Common Stock		94.0%
Auto Components	0.8%
Banks	0.0%
Capital Markets	0.3%
Chemicals	0.1%
Copper	2.5%
Diversified Metals & Mining	0.7%
Diversified Telecommunication Services	4.7%
Electronic Equipment, Instruments & Components	1.1%
Energy Equipment & Services	8.5%
Gold, Silver & Precious Metals & Minerals	17.5%
Hotels, Restaurants & Leisure	1.9%
Household Durables	1.1%
Insurance	4.8%
Machinery	3.1%
Mining Services	4.0%
Oil, Gas & Consumable Fuels	8.5%
Paper & Forest Products	11.1%
Real Estate Management & Development	0.0%
Semiconductor & Semiconductor Equipment	2.0%
Specialty Retail	1.0%
Steel	2.4%
Textiles, Apparel & Luxury Goods	3.7%
Thrifts & Mortgage Finance	0.2%
Tobacco	11.0%
Trading Companies & Distributors	3.0%
Warrants		0.3%
Gold, Silver & Precious Metals & Minerals	0.3%
Other Assets in Excess of Liabilities		5.7%
Total Net Assets		100.0%

Investments in Affiliated Companies*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of September 30, 2016 amounted to $33,903,086, representing 24.75% of net assets. A summary of affiliated transactions for the period ended September 30, 2016 is as follows:

Aegis Value Fund

	Alaska Communications Systems Group, Inc.**	Alliance One International Inc.	Amerigo Resources Ltd.	Conifer Holdings, Inc.**	Delta Apparel Inc***	Geodrill Ltd.	Mitcham Industries Inc.	Public Service Properties Investments Ltd.***	Total

December 31, 2015
Balance
Shares	2,220,703	803,250	8,906,800	-	496,073	2,715,251	837,067	1,527,056	17,506,200
Cost	$4,685,455	$19,429,090	$6,309,422	$-	$3,753,783	$1,346,961	$5,605,663	$736,136	$41,866,509
Market Value	$3,886,230	$9,213,282	$1,196,183	$-	$6,964,865	$1,206,822	$2,519,572	$1,091,832	$26,078,786

Gross Additions
Shares	1,307,246	-	-	420,988	78,273	183,006	9,812	-	1,999,325
Cost	$2,244,089	$-	$-	$2,688,174	$1,250,554	$180,371	$29,135	$-	$6,392,323

Gross Deductions
Shares	-	11,300	-	-	266,547	-	-	968,860	1,246,707
Cost	$-	$388,818	$-	$-	$1,401,955	$-	$-	$484,607	$2,275,380
Proceeds	$-	$120,182	$-	$-	$5,154,700	$-	$-	$661,676	$5,936,558

September 30, 2016
Balance
Shares	3,527,949	791,950	8,906,800	420,988	-	2,898,257	846,879	-	17,392,823
Cost	$6,929,544	$19,040,272	$6,309,422	$2,688,174	$-	$1,527,332	$5,634,798	$-	$42,129,542
Market Value	$6,068,072	$15,142,103	$1,001,124	$3,506,830	$-	$5,390,256	$2,794,701	$-	$33,903,086

Realized gain (loss)	$-	$(268,636)	$-		$3,752,745			$177,069	$3,661,178
									$-
Investment income	$-	$-	$-		$-	$-	$-	$-	$-

*As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

**These securities were not affiliated as of 12/31/2015.
***These securities were no longer affiliated as of 9/30/2016.
Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer’s outstanding securities).

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2016

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,311,307	$1,353,028	$-	$11,664,335
Consumer Staples	15,142,103	-	-	15,142,103
Energy	23,234,355	-	-	23,234,355
Financials	7,153,657	56,515	-	7,210,172
Industrials	8,305,591	-	-	8,305,591
Information Technology	4,303,765	-	-	4,303,765
Materials	52,506,735	-	-	52,506,735
Telecommunication Services	6,452,598	-	-	6,452,598
Warrants
Materials	-	-	354,868	354,868
Total	$127,410,111	$1,409,543	$354,868	$129,174,522

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis Value Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2016:

Investments	Fair Value as of 9/30/2016	Valuation Technique	Unobservable Inputs
Avino Silver & Gold Mines, Exercise Price: $2.87, 02/25/2017	$53,027	Fair Valuation by Advisor	Pricing Model
Lion One Metals Ltd., Exercise Price: $1.35, 03/12/2018	$301,841	Fair Valuation by Advisor	Pricing Model

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended 9/30/2016
Beginning Balance as of 12/31/15	$6,239
Unrealized gain included in earnings	146,624
Purchase	202,005
Ending Balance as of 9/30/2016	$354,868

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$146,624

During the period ended September 30, 2016, there were the following transfers between Level 1, Level 2 and Level 3 for the Aegis Value Fund.
Transfers	Market Value
Level 1 into Level 2	$2,235,919
Level 2 into Level 1	$1,717,552

The transfers from Level 1 to Level 2 were due to certain securities switching from a direct quote in an active market to an evaluated price obtained from the pricing vendor.
The transfers from Level 2 to Level 1 were due to certain securities switching from an evaluated price obtained from the pricing vendor to a direct quote in an active market. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis Value Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended September 30, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By  /s/ Scott L. Barbee
Scott L. Barbee, President

Date:  November 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
Scott L. Barbee, President

Date:  November 14, 2016

By  /s/ Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  November 14, 2016